NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share

	Years Ended December 31,
	2020	2019	2018
	(in thousands)
Numerator:
Net income (loss)	$(23,676)	$(3,913)	$4,820
Denominator:
Weighted average shares outstanding–Basic	35,881	35,556	35,642
Potentially dilutive ordinary share equivalents-stock options and restricted stock	—	—	677
Weighted average shares outstanding-Diluted	35,881	35,556	36,319
Net Income (loss) per share–Basic	$(0.66)	$(0.11)	$0.14
Net Income (loss) per share–Diluted	$(0.66)	$(0.11)	$0.13